Transactions with Variable Interest Entities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entities
Accrual for third-party losses	$ 4,513	$ 4,818
Insight Holdings
Variable Interest Entities
Outstanding amount of active third party consumer loans	34,144	36,967
Short-term consumer loans | Insight Holdings
Variable Interest Entities
Outstanding amount of active third party consumer loans	33,841	35,801
Medium-term consumer loans | Insight Holdings
Variable Interest Entities
Outstanding amount of active third party consumer loans	$ 303	$ 1,166